Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs GQG Partners International Opportunities Fund

Supplement dated March 1, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated February 28, 2017

Class T Shares for the Goldman Sachs Multi-Manager Alternatives Fund and Goldman Sachs GQG Partners International Opportunities Fund (together, the “Funds”) are not currently offered by the Funds.

Goldman Sachs Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Supplement dated March 1, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated February 28, 2017

Class T Shares for the Goldman Sachs Multi-Manager Alternatives Fund and Goldman Sachs GQG Partners International Opportunities Fund (together, the “Funds”) are not currently offered by the Funds.

Goldman Sachs GQG Partners International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst2_SupplementTextBlock

GOLDMAN SACHS TRUST II

Goldman Sachs GQG Partners International Opportunities Fund

Supplement dated March 1, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated February 28, 2017

Class T Shares for the Goldman Sachs Multi-Manager Alternatives Fund and Goldman Sachs GQG Partners International Opportunities Fund (together, the “Funds”) are not currently offered by the Funds.